Description on Plan (Narrative I) (Details) - EPB 005 [Member]	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Employee Benefit Plan, Description of Plan [Line Items]
Deferral rate of eligible employee enrolled in plan	6.00%
Period after automatic enrollment applies	30 days
Deferral rate increase	1.00%
Maximum amount of allowable deferral contributions	$ 23,000
Age for catch-up contributions | item	50
Catch-up compensation amount	$ 7,500
Employer contribution, participant compensation matched, percentage	6.00%
Discretionary contributions	$ 0
Non-discretionary contribution percent	5.25%
Non-discretionary contribution compensation amount	$ 81,812
Employer performance contribution amount	0
Discretionary year-end corporate contribution compensation amount	3,765,428
Profit-Sharing contribution compensation amount	5,833,019
Funds used for plan expenses	0
Revenue credits received	$ 88,177
Match Contribution Scenario 1 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Non-discretionary contribution matching percentage	100.00%
Non-discretionary contribution, participant compensation matched, percentage	3.00%
Match Contribution Scenario 2 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Non-discretionary contribution matching percentage	50.00%
Non-discretionary contribution, participant compensation matched, percentage	2.00%
Administrative Budget Account [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Dividends	$ 2,185
Account balance	43,847	$ 41,662
Revenue Credit Program [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Dividends	6,654
Account balance	$ 173,730	$ 78,899
Group 1 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	6.00%
Group 4 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	4.00%
Group 6 [Member] | Match Contribution Scenario 1 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	3.00%
Group 6 [Member] | Match Contribution Scenario 2 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	2.00%
Group 6 [Member] | Match Contribution Scenario 3 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Match enhancement percentage of participant's eligible salary	6.00%
Match enhancement percentage of dollar limit in effect	6.00%
Group 6 [Member] | Match Contribution Scenario 4 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Match enhancement percentage of participant's excess deferral contributions	100.00%
Match enhancement percentage of participant's excess deferral contributions benchmark	3.00%
Match enhancement percentage of participant's excess deferral contributions, plus additional percent	50.00%
Group 8 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	6.00%
Group 9 [Member] | Match Contribution Scenario 1 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	2.00%
Group 9 [Member] | Match Contribution Scenario 2 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	4.00%
Group 9 [Member] | Match Contribution Scenario 3 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Match enhancement percentage of annual compensation limit	6.00%
PNG Salaried Group Covered Employees [Member] | Non-Union Employees And USW Customer Service Representatives [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employer contribution, matching percentage	125.00%
Employer contribution, participant compensation matched, percentage	5.00%
Profit Sharing Contribution, percent of participant's eligible compensation	3.00%
PNG Salaried Group Covered Employees [Member] | Covered By A Collective Bargaining Agreement [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	50.00%
Profit Sharing Contribution, percent of participant's eligible compensation	6.00%
PNG Union Group Covered Employees [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	6.00%
Profit Sharing Contribution, percent of participant's eligible compensation	6.00%
Delta Group Covered Employees [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	6.00%
Groups 8, 9 and Delta Group [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Discretionary year-end corporate contribution percent of employee's eligible compensation	3.00%
Minimum [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Percentage participants may elect to contribute to the Plan	1.00%
Minimum [Member] | Group 6 [Member] | Match Contribution Scenario 4 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Match enhancement percentage of participant's excess deferral contributions benchmark, additional percent	3.00%
Maximum [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Deferral rate increase	10.00%
Percentage participants may elect to contribute to the Plan	75.00%
Maximum [Member] | Group 6 [Member] | Match Contribution Scenario 4 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Match enhancement percentage of participant's excess deferral contributions benchmark, additional percent	5.00%